RELATED PARTIES BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Convertible Notes	$ 892	$ 728
Other accounts payable	65	36
Loans from a related parties	379	29
Additional paid in capital	304
General and administrative expenses	220	227
Research and Development expenses	29	76
Financial expense	$ 82	$ 50